UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

                   Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $63,405
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                              TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP         (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER     SOLE   SHARED  NONE
ABBOTT LABS                   COM         00282410  0    2,602      53,090  SH         Sole        None      53,090
AMGEN INC                     COM         03116210  0      629      10,409  SH         Sole        None      10,409
BP PLC                        SPON ADR    05562210  4      605       9,703  SH         Sole        None       9,703
BERKSHIRE HATHAWAY INC DEL    CL B        08467020  7      234          84  SH         Sole        None          84
CAMPBELL SOUP CO              COM         13442910  9    9,230     299,969  SH         Sole        None     299,969
CHEVRON CORP NEW              COM         16676410  0      698      12,481  SH         Sole        None      12,481
CISCO SYS INC                 COM         17275R10  2      398      20,841  SH         Sole        None      20,841
COCA COLA CO                  COM         19121610  0      694      16,627  SH         Sole        None      16,627
COMCAST CORP NEW              CL A        20030N10  1    1,836      59,868  SH         Sole        None      59,868
CONOCOPHILLIPS                COM         20825C10  4      361       6,282  SH         Sole        None       6,282
EPIX PHARMACEUTICALS INC      COM         26881Q10  1      389      44,000  SH         Sole        None      44,000
EXXON MOBIL CORP              COM         30231G10  2   11,960     208,109  SH         Sole        None     208,109
GENERAL ELEC CO               COM         36960410  3    5,671     163,667  SH         Sole        None     163,667
IMCLONE SYS INC               COM         45245W10  9      310      10,000  SH         Sole        None      10,000
J P MORGAN & CHASE & CO       COM         46625H10  0    2,094      59,285  SH         Sole        None      59,285
JOHNSON & JOHNSON             COM         47816010  4      228       3,500  SH         Sole        None       3,500
MAXIM INTEGRATED PRODS INC    COM         57772K10  1      815      21,328  SH         Sole        None      21,328
MERCK & CO INC                COM         58933110  7    1,058      34,344  SH         Sole        None      34,344
MONSANTO CO (NEW)             COM         61166W10  1    2,187      34,782  SH         Sole        None      34,782
NORTEL NETWORKS CORP NEW      COM         65656810  2       52      19,979  SH         Sole        None      19,979
ORACLE CORP                   COM         68389X10  5    1,095      82,991  SH         Sole        None      82,991
PFIZER INC                    COM         71708110  3    9,885     358,417  SH         Sole        None     358,417
PLUM CREEK TIMBER CO INC      COM         72925110  8      385      10,600  SH         Sole        None      10,600
PORTAL SOFTWARE INC           COM         73612630  1       57      28,608  SH         Sole        None      28,608
SUN MICROSYSTEMS INC          COM         86681010  4      122      32,770  SH         Sole        None      32,770
WELLS FARGO & CO NEW          COM         94974610  1    9,607     156,009  SH         Sole        None     156,009
WHIRLPOOL CORP                COM         96332010  6      203       2,900  SH         Sole        None       2,900

             Table Totals Entries:        27            63,405


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